Subsequent events	12 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent events

Note 19 – Subsequent events

In September and October 2026, Tumpuan Megah entered into repayment arrangements with certain major customers in respect of outstanding trade receivable balances totaling $20,358,225. Pursuant to the arrangements, the outstanding balances are scheduled to be repaid in monthly installments over 60-month periods, commencing between November 2026 and February 2027 and ending between October 2030 and January 2032.

The Company evaluates all events and transactions that occur after June 30, 2026 up through the date the Company issues the consolidated financial statements. Other than the events disclosed elsewhere in these consolidated financial statements, there were no other subsequent events that would require recognition or disclosure in the Company’s consolidated financial statements.